Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2018	Dec. 31, 2017 USD ($) plan		Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Accrued customer rebates included in Accrued liabilities	$ 36,800,000			$ 49,200,000		$ 65,300,000
Prepaid customer rebates included in Other current assets and Other assets	61,711			$ 40,700,000		47,900,000
Number of share-based compensation plans | plan				2
Outstanding checks				$ 35,600,000		34,300,000
Allowance for doubtful accounts	17,120,000			17,102,000		18,196,000
Receivables related to supplier allowances included Accounts receivable	$ 74,000,000			$ 90,800,000		$ 86,900,000
Percentage inventory valued under LIFO	98.20%			98.00%		98.30%
Higher inventory if FIFO applied entirely	$ 167,300,000			$ 159,300,000		$ 147,900,000
Effect of LIFO inventory liquidation on income	2,500,000			1,700,000		800,000		$ 1,100,000
LIFO expense related to inflation increase in cost of sales	10,500,000			13,100,000		2,400,000		7,800,000
Increase in cost of sales due to LIFO accounting method	8,000,000			11,400,000		1,600,000		6,700,000
Capitalized software amortization				9,000,000		8,800,000		8,500,000
Goodwill	$ 13,128,000			13,153,000		297,906,000
Intangible assets, net				73,400,000		83,700,000
Pension expense				4,200,000		5,100,000		$ 5,400,000
Defined benefit plan settlement loss						$ 12,510,000
Tax cuts and jobs act of 2017 recognized provision amount				1,900,000
Accumulated deferred foreign income net of reduced foreign tax credits and tax liabilities				$ 31,500,000
Federal statutory income tax rate	21.00%			35.00%		35.00%		35.00%
Tax cuts and jobs act of 2017 incomplete accounting change in tax rate, provisional income tax expense (benefit)				$ 700,000
Loss from foreign currency translation	$ (928,000)	$ 385,000		2,506,000	[1]	$ 1,427,000	[1]	$ (9,075,000)	[1]
Incremental tax expense				$ 1,300,000
Mexican Subsidiary [Member]
Summary Of Significant Accounting Policies [Line Items]
Loss from foreign currency translation								$ (11,100,000)
Scenario, Forecast [Member]
Summary Of Significant Accounting Policies [Line Items]
Federal statutory income tax rate			21.00%
Interest Rate Swap [Member]
Summary Of Significant Accounting Policies [Line Items]
Maturity Date				Dec. 31, 2022
Percentage of variable rate debt fixed with issuance				28.00%
Derivative issuance amount				$ 100,000,000
Pension Plans [Member]
Summary Of Significant Accounting Policies [Line Items]
Pension expense						17,600,000
Defined benefit plan settlement loss						$ 12,510,000
Minimum [Member] | Fixtures And Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life				2 years
Maximum [Member] | Fixtures And Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life				10 years
Maximum [Member] | Building [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life				40 years
Maximum [Member] | Capitalized Software [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life				10 years

[1]	Revised in 2015 for the impact of the changes in accounting principle related to inventory accounting.